Investment Objectives and Goals - Voya Global Insights Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Global Insights Fund (formerly, Voya Global Insights Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.